Summarized Segment Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)	Mar. 31, 2015 INR (₨)	Mar. 31, 2017 USD ($)
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)	₨ 351,795.6	$ 5,424.7	₨ 292,361.5	₨ 236,176.3
Less: Provision for credit losses	37,951.4	585.2	21,531.3	17,000.2
Net interest revenue, after allowance for credit losses	313,844.2	4,839.5	270,830.2	219,176.1
Non-interest revenue	110,326.1	1,701.3	96,833.9	79,821.5
Non-interest expense	(204,204.8)	(3,148.8)	(182,077.3)	(144,973.0)
Income before income tax	219,965.5	3,392.0	185,586.8	154,024.6
Income tax expense	79,224.9	1,221.7	67,536.9	54,519.9
Segment assets:
Segment total assets	9,066,980.5		7,736,723.3	6,259,015.8	$ 139,814.7
Operating Segments
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)	351,795.6	5,424.7	292,361.5	236,176.3
Net interest income (Internal)
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)	0.0	$ 0.0	0.0	0.0
Retail Banking
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)	286,772.9		237,326.8	184,836.2
Less: Provision for credit losses	31,341.7		19,103.0	12,355.4
Net interest revenue, after allowance for credit losses	255,431.2		218,223.8	172,480.8
Non-interest revenue	95,914.4		85,999.6	73,189.9
Non-interest expense	(187,591.4)		(167,739.7)	(132,305.4)
Income before income tax	163,754.2		136,483.7	113,365.3
Segment assets:
Segment total assets	4,987,187.1		4,534,800.3	3,528,407.2
Retail Banking | Operating Segments
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)	188,803.6		143,024.7	110,165.3
Retail Banking | Net interest income (Internal)
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)	97,969.3		94,302.1	74,670.9
Wholesale Banking
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)	58,886.8		39,138.4	40,504.0
Less: Provision for credit losses	6,609.7		2,428.3	4,644.8
Net interest revenue, after allowance for credit losses	52,277.1		36,710.1	35,859.2
Non-interest revenue	11,090.1		11,630.8	9,557.4
Non-interest expense	(15,352.0)		(13,149.2)	(11,547.9)
Income before income tax	48,015.2		35,191.7	33,868.7
Segment assets:
Segment total assets	3,346,273.0		2,741,500.9	2,248,913.1
Wholesale Banking | Operating Segments
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)	159,644.3		127,326.0	108,033.7
Wholesale Banking | Net interest income (Internal)
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)	(100,757.5)		(88,187.6)	(67,529.7)
Treasury Services
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)	6,135.9		15,896.3	10,836.1
Less: Provision for credit losses	0.0		0.0	0.0
Net interest revenue, after allowance for credit losses	6,135.9		15,896.3	10,836.1
Non-interest revenue	3,321.6		(796.5)	(2,925.8)
Non-interest expense	(1,261.4)		(1,188.4)	(1,119.7)
Income before income tax	8,196.1		13,911.4	6,790.6
Segment assets:
Segment total assets	733,520.4		460,422.1	481,695.5
Treasury Services | Operating Segments
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)	3,347.7		22,010.8	17,977.3
Treasury Services | Net interest income (Internal)
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)	₨ 2,788.2		₨ (6,114.5)	₨ (7,141.2)